Related Party Transactions - Summary of Expenditures with Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Expenditures with related parties	$ 20,936	$ 17,486	$ 58,291	$ 107,432
Automatize
Related Party Transaction [Line Items]
Expenditures with related parties	14,275	12,756	26,226	80,521
FHE
Related Party Transaction [Line Items]
Expenditures with related parties	3,250
Wilks Brothers
Related Party Transaction [Line Items]
Expenditures with related parties	257	2,554	16,622	15,480
Related Lessors
Related Party Transaction [Line Items]
Expenditures with related parties	1,223	1,538	6,052	6,308
Wilks Construction
Related Party Transaction [Line Items]
Expenditures with related parties	941		107
Equify Financial
Related Party Transaction [Line Items]
Expenditures with related parties	685		2,323	2,871
Carbo
Related Party Transaction [Line Items]
Expenditures with related parties		353		513
3 Twenty-Three
Related Party Transaction [Line Items]
Expenditures with related parties	247		1,148	1,033
Cisco Logistics
Related Party Transaction [Line Items]
Expenditures with related parties		264	4,181	509
Interstate
Related Party Transaction [Line Items]
Expenditures with related parties	20	8	30	80
Equify Risk
Related Party Transaction [Line Items]
Expenditures with related parties		3	$ 1,602	3
Other
Related Party Transaction [Line Items]
Expenditures with related parties	$ 38	$ 10		$ 114